PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other Collaboration Receivables*	54,078	40,376
Interest receivable	47	1,517
Other receivables*	790	948
Lease receivables	1,388	188
VAT recoverable	717	1,396
Prepayments*	12,231	17,330
Total	69,251	61,755

*Certain prior year amounts have been reclassified for comparative purposes

The amounts due from the Company’s related parties that are repayable on demand, which were included in the Company’s other receivables, was $0.04 million and $0.3 million, for December 31, 2023 and 2022, respectively (note 30). As at December 31, 2023 and 2022, amounts prepaid to the Company’s related parties were $0.2 million and $0.3 million, respectively (note 30).
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Company estimated that the expected credit loss for the above receivables as at December 31, 2023 and 2022 is insignificant.